Debt (Narrative) (Details)								1 Months Ended	2 Months Ended	11 Months Ended
		Mar. 01, 2016 USD ($)	Feb. 23, 2015 USD ($) note_payable	Dec. 10, 2014 USD ($)	Dec. 01, 2014 USD ($)	Nov. 21, 2014 USD ($) renewal	Mar. 01, 2014	Dec. 31, 2014 USD ($)	Mar. 01, 2014 USD ($)	Dec. 02, 2014 USD ($)	Dec. 31, 2015 USD ($)	Nov. 20, 2014 USD ($)	Mar. 02, 2014
Credit Agreement
Period of renewal term, in years						1 year
Notes Payable, Noncurrent
Note payable to subsidiary of Phillips 66	[1]							$ 499,600,000			$ 241,000,000
Discount rate increase to reflect a structuring fee, in basis points											0.20%
Phillips 66 [Member]
Number Of Related Party Notes Payable Repaid | note_payable			3
Revolving Credit Facility [Member]
Credit Agreement
Revolving credit agreement borrowing capacity						$ 500,000,000						$ 250,000,000
Maximum borrowing capacity under option						750,000,000
Amount drawn under credit agreement facility								$ 18,000,000			$ 0
Revolving Credit Facility [Member] | Maximum [Member]
Credit Agreement
Amount by which the revolving credit agreement borrowing capacity may be increased						$ 250,000,000
Number or renewals available to extend the term of the credit agreement | renewal						2
Note Payable, 160 million US, 5-year, 3 percent [Member] | Phillips 66 [Member]
Interest rate, stated percentage								3.00%
Note Payable, 160 million US, 5-year, 3 percent [Member] | Phillips 66 [Member] | Gold Line/Medford Acquisition [Member]
Interest rate, stated percentage													3.00%
Credit Agreement
Note payable term, in years							5 years
Notes Payable, Noncurrent
Notes payable to Phillips 66 assumed as part of consideration for acquisition									$ 160,000,000
Note payable to subsidiary of Phillips 66								$ 160,000,000
Note Payable, 160 million US, 5-year, 3 percent [Member] | Phillips 66 [Member] | Gold Line/Medford Acquisition [Member] | Estimate of Fair Value Measurement [Member]
Notes Payable, Noncurrent
Fair value of note payable								$ 162,700,000
Note Payable, 244 million US, 5-year, 3.1 percent [Member] | Phillips 66 [Member]
Interest rate, stated percentage								3.10%
Note Payable, 244 million US, 5-year, 3.1 percent [Member] | Phillips 66 [Member] | Bayway Ferndale Cross-Channel Acquisition [Member]
Interest rate, stated percentage										3.10%
Credit Agreement
Note payable term, in years					5 years
Notes Payable, Noncurrent
Notes payable to Phillips 66 assumed as part of consideration for acquisition										$ 244,000,000
Note payable to subsidiary of Phillips 66								$ 244,000,000
Note Payable, 244 million US, 5-year, 3.1 percent [Member] | Phillips 66 [Member] | Bayway Ferndale Cross-Channel Acquisition [Member] | Estimate of Fair Value Measurement [Member]
Notes Payable, Noncurrent
Fair value of note payable								$ 245,200,000
Note Payable, 7.6 million US, 5-year, 2.9 percent [Member] | Phillips 66 [Member]
Interest rate, stated percentage								2.90%
Note Payable, 7.6 million US, 5-year, 2.9 percent [Member] | Phillips 66 [Member] | Palermo Rail Terminal Project [Member]
Interest rate, stated percentage				2.90%
Credit Agreement
Note payable term, in years				5 years
Notes Payable, Noncurrent
Notes payable to Phillips 66 assumed as part of consideration for acquisition				$ 7,600,000
Note payable to subsidiary of Phillips 66								$ 7,600,000
Note Payable, 7.6 million US, 5-year, 2.9 percent [Member] | Phillips 66 [Member] | Estimate of Fair Value Measurement [Member] | Palermo Rail Terminal Project [Member]
Notes Payable, Noncurrent
Fair value of note payable								$ 7,500,000
Note Payable, 3.0 percent, Due 2020 [Member] | Phillips 66 [Member]
Interest rate, stated percentage	[1]							4.50%			3.00%
Note Payable, 3.0 percent, Due 2020 [Member] | Phillips 66 [Member] | Sweeny Fractionator Acquisition [Member]
Credit Agreement
Note payable term, in years				5 years
Notes Payable, Noncurrent
Note payable to subsidiary of Phillips 66											$ 241,000,000
Note Payable, 3.0 percent, Due 2020 [Member] | Phillips 66 [Member] | Sweeny Fractionator Acquisition [Member] | Estimate of Fair Value Measurement [Member]
Notes Payable, Noncurrent
Fair value of note payable											240,300,000
Senior Notes [Member]
Debt Instrument, Face Amount			$ 1,100,000,000
Proceeds from Debt, Net of Issuance Costs			1,092,000,000
Senior Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Aggregate fair value											939,100,000
Senior Notes [Member] | 2.646% Senior Notes due 2020 [Member]
Debt Instrument, Face Amount			$ 300,000,000								$ 300,000,000
Interest rate, stated percentage			2.646%								2.646%
Senior Notes [Member] | 3.605% Senior Notes due 2025 [Member]
Debt Instrument, Face Amount			$ 500,000,000								$ 500,000,000
Interest rate, stated percentage			3.605%								3.605%
Senior Notes [Member] | 4.680% Senior Notes due 2045 [Member]
Debt Instrument, Face Amount			$ 300,000,000								$ 300,000,000
Interest rate, stated percentage			4.68%								4.68%
Phillips 66 [Member] | Phillips 66 [Member] | Palermo Rail Terminal Project [Member]
Notes Payable, Noncurrent
Notes payable to Phillips 66 assumed as part of consideration for acquisition								$ 7,600,000
Phillips 66 [Member] | Phillips 66 [Member] | Bayway Ferndale Cross-Channel Acquisition [Member]
Notes Payable, Noncurrent
Notes payable to Phillips 66 assumed as part of consideration for acquisition					$ 244,000,000
Subsequent Event [Member] | Note Payable, 3.0 percent, Due 2020 [Member] | Phillips 66 [Member] | Sweeny Fractionator Acquisition [Member]
Interest rate, stated percentage		3.00%
Notes Payable, Noncurrent
Notes payable to Phillips 66 assumed as part of consideration for acquisition		$ 212,000,000
Subsequent Event [Member] | Phillips 66 [Member] | Phillips 66 [Member] | Sweeny Fractionator Acquisition [Member]
Notes Payable, Noncurrent
Notes payable to Phillips 66 assumed as part of consideration for acquisition		$ 212,000,000

[1]	Financial information has been retrospectively adjusted for the Sweeny Fractionator Acquisition.